LEASES, Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets [Abstract]
Right-of-use assets	$ 58,626	$ 60,082
Investment properties	34,346	35,542
Addition to right-of-use assets and investment properties of leasehold land	5,100	7,300	$ 47,200
AFH [Member]
Right-of-Use Assets [Abstract]
Addition to investment properties of leasehold land		4,800
Leasehold Land [Member]
Right-of-Use Assets [Abstract]
Investment properties	5,314	5,547
Land and Buildings [Member]
Right-of-Use Assets [Abstract]
Right-of-use assets	$ 58,626	$ 60,082